Income taxes (Details) (CAD)	12 Months Ended			105 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Loss before income taxes	(12,686,441)	(16,256,876)	(16,418,088)	(121,716,255)
Statutory rate		28.30%	31.00%
Expected recovery of income tax		(4,592,567)	(5,089,607)
Effect of foreign tax rate differences		(1,282,168)	(885,716)
Non-deductable amounts		145,000	531,119
Effect of changes in future tax rates		84,690	124,105
Effect of change in foreign exchange rates		(473,752)	973,249
Effect of other differences		161,145	0
Effect of tax return true-up items		(75,181)	0
Change in valuation allowance		6,032,833	4,346,850
Recovery of future income taxes	0	0	0